Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 13. Related Party Transactions

Dr. Teper, our former CEO and former member of our Board, advanced cash to us of approximately $0.2 million, which remains owed as of September 30, 2018. This amount has been reflected in advances from related parties in our consolidated balance sheets.

As of September 30, 2018, there is approximately $0.1 million owed to our directors and management for directors’ fees and expense reimbursements. This amount is included in accounts payable in our consolidated balance sheets.

On August 28, 2018, Elliot M. Maza resigned all positions held by him with us, including his positions as our Chief Executive Officer and President and as a member of our board of directors. In connection with his resignation, Mr. Maza entered into a Termination Agreement (the “Termination Agreement”) and a General Release of Claims with us (the “Release”). Pursuant to the Termination Agreement, we agreed to pay Mr. Maza a severance payment in the amount of $300,000 (the “Severance Amount”). The Severance Amount will be paid to Mr. Maza in equal installments in accordance with our customary payroll practices; provided, however, that any outstanding monthly installments will be accelerated in the event of a “Company Sale” (as defined in the Termination Agreement). In addition, the Company will reimburse Mr. Maza for the cost of continued medical insurance for a period of up to nine months. As of September 30, 2018, a balance of $307,000 is included in accrued expenses in our consolidated balance sheets.

On June 15, 2017, substantially contemporaneous with the entry into the Asset Purchase Agreement (see Note 8), we entered into a Standby Financing Agreement (the “Standby Financing Agreement”) with Daniel Kazado (the “Standby Financer”), a member of our board of directors and a beneficial owner of our capital stock. Currently, we are contemplating the sale or other disposition of our Ceplene assets, pursuant to which we intend to include the $5.0 million financial obligations contemplated by the Asset Purchase Agreement as part of such sale or other disposition on a basis and on terms that are acceptable to our board of directors and, if attainable, without recourse to us. The Standby Financing Agreement remains in effect in order to support the financial obligations of the Company to pay the fixed consideration installments, in the aggregate amount of $5,000,000, due under and in accordance with the terms of the Asset Purchase Agreement. In the event that we cannot effectuate the sale or disposition of our Ceplene assets on terms reasonably acceptable to us and in a timeline necessary to satisfy the financial obligations of the Asset Purchase Agreement (including, without limitation, that such funding be on a basis that is without recourse to us), then, pursuant to the terms of the Standby Financing Agreement, the Standby Financer shall lend us or Cytovia (as determined in the discretion of our board of directors) an amount in immediately available funds equal to the fixed consideration installment payment then due and payable under the Asset Purchase Agreement (the “Standby Commitment”). The loan made by the Standby Financer in respect of such fixed payment shall be evidenced by a promissory note in an aggregate principal amount equal to the amount of funds lent by the Standby Financer. The Standby Commitment shall expire on the earliest of (a) satisfaction in full by the Standby Financer of his obligations under the Standby Financing Agreement, (b) Cytovia having obtained funding on terms reasonably acceptable to us and (c) the Company having been fully discharged of and released from all liability of all of its obligations under the Asset Purchase Agreement.

Note 14. Related-Party Transactions

(a) Promissory Notes issued to Certain Related Parties

Daniel Kazado

On July 15, 2016, our Board of Directors approved and we issued a $0.3 million promissory note to Daniel Kazado in exchange for advances made to us. The note bears interest at a rate of 5% per year and matures one year from the date of issuance. The outstanding balance of the note may be paid in cash or, at the option of either party, converted into shares of our common stock at a conversion rate of 9.00 per share, the last bid price of our common stock on the date of approval. On August 4, 2016, we exercised our option to pay off the promissory note in full by issuing 33,333 restricted shares of our common stock. Pursuant to applicable securities laws these restricted shares may not be transferred or sold at least for a period of six months or unless they have been registered for sale pursuant to the Securities Act of 1933, as amended.

Daniel Teper

On June 24, 2016, our Board of Directors approved and we issued a $0.4 million promissory note to Daniel G. Teper, a director and our Chief Executive Officer at the time. The note bears interest at a rate of 5.0% per year and matures one year from the date of issuance. The outstanding balance of the note may be paid in cash or, at the option of either party, converted into shares of our common stock at a conversion rate of $8.20 per share, the last bid price of our common stock on the date of approval. On August 4, 2016, we exercised our option to pay off the promissory note in full by issuing 43,445 restricted shares of our common stock. Pursuant to applicable securities laws these restricted shares may not be transferred or sold at least for a period of six months and unless they have been registered for sale pursuant to the Securities Act of 1933, as amended.

Monica Luchi

On July 15, 2016, our Board of Directors approved and we issued a $0.4 million promissory note to Monica Luchi, our Chief Medical Officer at the time in exchange for an advance made to us. The note bears interest at a rate of 5.0% per year and matures one year from the date of issuance. The outstanding balance of the note may be paid in cash or, at the option of either party, converted into shares of our common stock at a conversion rate of $9.00 per share, the last bid price of our common stock on the date of approval. On August 4, 2016, we exercised our option to pay off the promissory note in full by issuing 38,889 restricted shares of our common stock. Pursuant to applicable securities laws these restricted shares may not be transferred or sold at least for a period of six months and unless they have been registered for sale pursuant to the Securities Act of 1933, as amended.

(b) Daniel Kazado and Melini Capital Corp.

Daniel Kazado was our Chairman of the Board until October 19, 2016 and is a member of the Board of Directors. In April 2014, we entered into a $5.0 million revolving line of credit with Melini Capital Corp (“Melini”), an existing stockholder who is related to Mr. Kazado. Borrowings under the revolving line of credit incur interest at a rate of 12% per year, payable quarterly. The revolving line of credit was unsecured and subordinated to the Loan Agreement with Hercules. The revolving line of credit expired on November 30, 2016. No amounts have been drawn from the revolving line of credit.

(c) Other Related-Party Transactions

During 2016, Dr. Teper, advanced a total of $0.9 million to us of which we had repaid $0.7 million prior to December 31, 2016 including $0.4 million which was paid in shares of our common stock as discussed above. The balance of $0.2 million owed to Dr. Teper as of December 31, 2017 has been reflected in advances from related parties in the consolidated balance sheets.

During the first quarter of 2017, we issued 3,825 shares in settlement of the fourth quarter of 2016 board fees of $14,000 for Daniel Kazado, a member of our board of directors.

On June 15, 2017, substantially contemporaneous with the entry into the Asset Purchase Agreement (see Note 9), we entered into a Standby Financing Agreement (the “Standby Financing Agreement”) with Daniel Kazado (the “Standby Financer”), a member of our Board of Directors and a beneficial owner of the our capital stock. Currently, we intend to finance the $5.0 million financial obligations contemplated by the Asset Purchase Agreement through Cytovia on a basis that is on terms that are acceptable to our board of directors and without recourse to us. The Standby Financer will support the financial obligations of the Company to pay the fixed consideration installments, in the aggregate amount of $5,000,000, due under and in accordance with the terms of the Asset Purchase Agreement. In the event that Cytovia has not obtained funding on terms reasonably acceptable to us (including, without limitation, that such funding be on a basis that is without recourse to us), then, pursuant to the terms of the Standby Financing Agreement, at or prior to each installment date, the Standby Financer shall lend us or Cytovia (as determined in the discretion of our Board of Directors) an amount in immediately available funds equal to the fixed consideration installment payment then due and payable under the Asset Purchase Agreement (the “Standby Commitment”). The loan made by the Standby Financer in respect of such fixed payment shall be evidenced by a promissory note in an aggregate principal amount equal to the amount of funds lent by the Standby Financer. The Standby Commitment shall expire on the earliest of (a) satisfaction in full by the Standby Financer of his obligations under the Standby Financing Agreement, (b) Cytovia having obtained funding on terms reasonably acceptable to us and (c) the Company having been fully discharged of and released from all liability of all of its obligations under the Asset Purchase Agreement.